Note 18 - Segment Reporting - Schedule of Segment Reporting Information (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net revenue		$ 52,264,141	$ 61,083,227	$ 47,591,924
Voyage expenses		5,676,737	6,057,692	3,993,031
Vessel operating expenses		24,955,537	25,667,279	20,758,708
Dry-docking expenses		2,807,068	8,549,609	3,404,323
Related party management fees		4,413,766	4,209,166	3,281,361
General and administrative expenses		3,171,053	3,271,195	3,459,943
Interest and other financing costs		6,880,973	7,956,478	6,486,814
Net loss		(3,788,856)	(13,517,244)	(3,282,972)
Vessel Operating Segment [Member]
Net revenue		52,264,141	61,083,227	47,591,924
Voyage expenses		(5,676,737)	(6,057,692)	(3,993,031)
Vessel operating expenses		(24,955,537)	(25,667,279)	(20,758,708)
Dry-docking expenses		(2,807,068)	(8,549,609)	(3,404,323)
Related party management fees		(4,413,766)	(4,209,166)	(3,281,361)
General and administrative expenses		(3,171,053)	(3,271,195)	(3,459,943)
Interest and other financing costs		(6,880,973)	(7,956,478)	(6,486,814)
Other segment items (1)	[1]	(8,147,863)	(18,889,052)	(9,490,716)
Net loss		$ (3,788,856)	$ (13,517,244)	$ (3,282,972)

[1]	Other segment items of the segment include Vessel depreciation, Net gain on sale of vessels, Impairment loss, Other operating loss / (income), Gain / (loss) on derivatives, net, Interest income, and Foreign exchange loss.